Condensed Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Net unrealized holding gains on investment securities, unrealized gains related to debt securities with credit component realized in earnings, net of tax	¥ 8	¥ 43